PROSPECTUS SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account

Supplement dated November 10, 2022,
to
Prospectuses dated October 17, 2022,
for
Prudential FlexGuard® Life IVUL Contracts

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

The table in APPENDIX B: State Availability Or Variations Of Certain Features And Riders is hereby deleted and replaced with the following.
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PROSPECTUS SUPPLEMENT

State	Feature or Rider	Availability or Variation
CO	Canceling the Contract (“Free-Look”)	Generally, you may return the Contract for a refund within 15 days after you receive it.
CO	Suicide Exclusion
Generally, if the insured, whether sane or insane, dies by suicide within one year from the issue date or reinstatement date, the Contract will end and we will return the premiums paid since issue/reinstatement, less any Contract Debt, and less any withdrawals.

CT	Living Needs BenefitSM Rider
The Nursing Home Option is not available.

Only a partial acceleration of the Death Benefit is allowed. The maximum amount that may be accelerated is 75%.

Certification of Terminal Illness can be performed by a licensed physician or Advanced Practice Registered Nurse.

The following sentence is deleted:

“No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit.”

The definition of Licensed Health Care Practitioner includes Advanced Practice Registered Nurse.

FL	Canceling the Contract (“Free-Look”)	Generally, you may return the Contract for a refund within 14 days after you receive it.
FL	BenefitAccess Rider	Fee for exercising the Terminal Illness Option is $100. The term Licensed Health Care Practitioner is replaced with Licensed Physician.
FL	Living Needs BenefitSM Rider	Fee for exercising the rider is $100. The Nursing Home Option is not available.
KY	Living Needs BenefitSM Rider
The Living Needs BenefitSM allows you to elect to receive an accelerated payment of all of the Contract's Death Benefit, adjusted to reflect current value. Partial acceleration of the Death Benefit is not allowed.

MI	Canceling the Contract (“Free-Look”)	Generally, you may return the Contract for a refund within 10 days after you receive it or within 45 days of the date the application was signed, whichever is later.
MI	Living Needs BenefitSM Rider	The Nursing Home Option is referred to as “Option A” and the Terminal Illness Option is referred to as “Option B.”
MN	Living Needs BenefitSM Rider	Unless converting from a Contract with an existing rider, the rider is not available for the first Contract Year for insureds 65 and older.
NC	Canceling the Contract (“Free-Look”)	Generally, you may return the Contract for a refund within 10 days after you receive it or within 45 days of the date the application was signed, whichever is later.
ND	Canceling the Contract (“Free-Look”)	Generally, you may return the Contract for a refund within 20 days after you receive it.
ND	Suicide Exclusion
Generally, if the insured, whether sane or insane, dies by suicide within one year from the issue date or reinstatement date, the Contract will end and we will return the premiums paid since issue/reinstatement, less any Contract Debt, and less any withdrawals.

NM	Accidental Death Benefit Rider	A death resulting from injury must occur no more than 180 days after the injury.
OH	Living Needs BenefitSM Rider
The Living Needs BenefitSM allows you to elect to receive an accelerated payment of all of the Contract's Death Benefit, adjusted to reflect current value. Partial acceleration of the Death Benefit is not allowed.

SC	Suicide Exclusion	The Suicide Exclusion subsection is replaced with the following:

If the insured, whether sane or insane, dies by suicide within two years from the issue date, the Contract will end and we will return the premiums paid, less any Contract Debt, and less any withdrawals.
UT	Accidental Death Benefit Rider	A death resulting from injury must occur no more than 180 days after the injury.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
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